Sales and advertising expense	12 Months Ended
Dec. 31, 2019
Sales and advertising expense
Sales and advertising expense

23      Sales and advertising expense

Sales and advertising expense is comprised of the following:

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR		Restated	Restated
Sales and advertising staff costs	8,183	5,830	5,125
Sales and advertising campaigns	47,836	40,186	31,819
Sales and advertising expense	56,019	46,016	36,944